Patent Rights (Tables)	6 Months Ended
Jun. 30, 2020
Patent Rights [Abstract]
Summary of Patent Rights
For the six months ended June 30, 2020	Cost	Accumulated Amortization & Impairment Losses	Net Book Value
Balance at December 31, 2019	$1,856,750	$(255,005)	$1,601,745
Additions during the period	103,560	-	103,560
Amortization in the period	-	(16,820)	(16,820)
Balance at June 30, 2020	$1,960,310	$(271,825)	$1,688,485

For the six months ended June 30, 2019	Cost	Accumulated Amortization & Impairment Losses	Net Book Value
Balance at December 31, 2018	$1,398,713	$(226,228)	$1,172,485
Additions during the period	178,956	-	178,956
Amortization in the period	-	(13,466)	(13,466)
Balance at June 30, 2019	$1,577,669	$(239,694)	$1,337,975